Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income	$ 533,465	$ 333,785
Adjustments to reconcile net income to net cash flows
Depreciation and amortization	159,457	134,240
Amortization of debt transaction costs	15,954	14,022
Foreign currency (gain) loss on debt	(15,656)	73,696
Share based compensation expense	37,890	36,365
Interest income	(50,320)	(39,897)
Interest expense	143,087	156,660
Other	5,212	(1)
Changes in working capital:
Increase in deferred revenue	435,702	330,076
Changes in other liabilities and assets	(147,759)	18,164
Increase in inventories	(14,576)	(601)
Changes in deferred tax assets and liabilities	6,240	3,116
Changes in other non-current assets and other non-current liabilities	30,657	3,184
Income taxes paid	(8,054)	(4,243)
Net cash flow from operating activities	1,131,299	1,058,566
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(1,266,788)	(814,382)
Capital contribution to associated company	0	(6,500)
Loan to related party	(36,882)	0
Proceeds from repayment of related party loan	31,251	0
Interest received	50,235	31,115
Net cash flow used in investing activities	(1,222,184)	(789,767)
Cash flows from financing activities
Repayment of long-term debt	(317,731)	(372,886)
Proceeds from long-term debt	800,046	430,507
Transaction costs incurred for long-term debt	(45,179)	(41,912)
Proceeds from issuance of ordinary shares from equity plans	10,087	9,600
Principal payments for lease liabilities	(13,344)	(17,451)
Interest payments for lease liabilities	(9,083)	(9,546)
Interest paid	(159,994)	(159,126)
Other	(559)	(867)
Net cash flow from (used in) financing activities	264,243	(161,681)
Change in cash and cash equivalents	173,358	107,118
Effect of exchange rate changes on cash and cash equivalents	2,784	8,223
Net increase in cash and cash equivalents	176,142	115,341
Cash and cash equivalents at January 1	3,803,944	2,489,672
Cash and cash equivalents at June 30	3,985,421	$ 2,605,013
Amendments to IFRS 9 and IFRS 7
Cash flows from financing activities
Cash and cash equivalents at January 1	$ 3,809,279